Earnings Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
(18) Earnings Per Share
Basic earnings per share is computed by dividing income attributable to controlling interest by the weighted average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per common share excludes potentially dilutive instruments which were outstanding during the period but were anti-dilutive. The following table shows the computation of basic and diluted earnings per share:

For the Period
(Dollars in Thousands, except share data)	January 3 – March 31, 2023 (Successor)
Net (loss) attributable to controlling interest - basic and diluted	$(68,740)
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	57,546,811
(Loss) per Class A Common Stock - basic and diluted	$(1.19)
The following potentially dilutive instruments were excluded from the calculation of diluted net loss per share because their effect would have been antidilutive:

For the Period
(Dollars in Thousands, except share data)	January 3 – March 31, 2023 (Successor)
Class B Common Stock and Class B Units	55,032,961
Warrants	20,399,877
Earn-outs	10,396,318
The Holbein
Earn-Ins
were also excluded from the calculation of diluted EPS. The number of potentially dilutive shares for the Holbein
Earn-Ins
is contingent on revenue generated from continuing customers in 2023 and 2024. The key terms of the Holbein
Earn-Ins
are discussed in Note 5 (Equity-Based Compensation).